Consolidated statements of changes in equity - EUR (€) € in Thousands	Total	Share capital [member]	Translation reserve [member]	IAS 19 reserve [member]	Other reserves [member]	Retained earnings [member]	Attributable to Owners of the Company [member]	Attributable to Non-controlling interests [member]
Equity, beginning balance at Dec. 31, 2019	€ 104,818	€ 54,853	€ 5,846	€ (158)	€ 11,459	€ 31,126	€ 103,126	€ 1,692
Dividends distribution	(388)							(388)
Profit/(loss) for the year	(24,906)					(24,678)	(24,678)	(228)
Other comprehensive income/(loss) for the year	(4,160)		(3,892)	(212)			(4,104)	(56)
Equity, ending balance at Dec. 31, 2020	75,364	54,853	1,954	(370)	11,459	6,448	74,344	1,020
Gain on disposal of a Non-controlling interests	1,232				1,088		1,088	144
Dividends distribution	(545)							(545)
Profit/(loss) for the year	4,385					3,585	3,585	800
Other comprehensive income/(loss) for the year	3,410		3,945	(627)			3,318	92
Equity, ending balance at Dec. 31, 2021	83,846	54,853	5,899	(997)	12,547	10,033	82,335	1,511
Share capital increase	1,054	220			834		1,054
Gain on disposal of a Non-controlling interests	4,870				3,131		3,131	1,739
Dividends distribution	(551)							(551)
Profit/(loss) for the year	1,288					(540)	(540)	1,828
Other comprehensive income/(loss) for the year	2,049		(431)	2,309			1,878	171
Equity, ending balance at Dec. 31, 2022	€ 92,556	€ 55,073	€ 5,468	€ 1,312	€ 16,512	€ 9,493	€ 87,858	€ 4,698